Shareholder Report	11 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) holding	Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000143786 [Member]
Shareholder Report [Line Items]
Fund Name		Alpha Architect U.S. Quantitative Value ETF
Class Name		Alpha Architect U.S. Quantitative Value ETF
Trading Symbol		QVAL
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Value ETF (the “Fund”) for the period of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://funds.alphaarchitect.com/qval
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$36	0.32%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.32%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 26.53% (NAV) for the Period vs. 35.20% for the Solactive GBS United States 1000 Index. During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward deeper value stocks as measured by EBIT/TEV contributed negatively to returns relative to the benchmark.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	Since Inception (10/21/2014)
Alpha Architect U.S. Quantitative Value ETF - NAV	26.33%	12.71%	8.09%
Solactive GBS United States 1000 Index	35.20%	15.06%	12.71%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/qval for more recent performance information.

Performance Inception Date		Oct. 21, 2014
Net Assets	$ 376,221,478	$ 376,221,478
Holdings Count | holding	51	51
Advisory Fees Paid, Amount		$ 1,023,524
Investment Company, Portfolio Turnover		223.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$376,221,478	Portfolio Turnover Rate*	223%
# of Portfolio Holdings	51	Advisory Fees Paid	$1,023,524
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	26.9%
Industrials	23.0%
Energy	16.3%
Communication Services	10.1%
Health Care	9.6%
Materials	6.1%
Information Technology	4.0%
Consumer Staples	3.7%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Powell Industries, Inc.	2.6%
Signet Jewelers Ltd.	2.4%
Delta Air Lines, Inc.	2.3%
Williams-Sonoma, Inc.	2.3%
Freeport-McMoRan, Inc.	2.2%
Tapestry, Inc.	2.2%
Caterpillar, Inc.	2.1%
Jabil, Inc.	2.1%
Ulta Beauty, Inc.	2.1%
CVS Health Corp.	2.1%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/qval or by calling (215) 330-4476.
Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as the Fund’s sub-adviser
C000143787 [Member]
Shareholder Report [Line Items]
Fund Name		Alpha Architect International Quantitative Value ETF
Class Name		Alpha Architect International Quantitative Value ETF
Trading Symbol		IVAL
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Alpha Architect International Quantitative Value ETF (the “Fund”) for the period of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://funds.alphaarchitect.com/ival
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$45	0.42%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 13.38% (NAV) for the Period vs. 24.68% for the Solactive GBS Developed Markets ex-North America Large Index. During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward deeper value stocks as measured by EBIT/TEV contributed negatively to returns relative to the benchmark.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	Since Inception (12/16/2014)
Alpha Architect International Quantitative Value ETF - NAV	13.38%	3.79%	3.72%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index	24.68%	8.12%	6.32%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/ival for more recent performance information.

Performance Inception Date		Dec. 16, 2014
Net Assets	$ 150,759,000	$ 150,759,000
Holdings Count | holding	51	51
Advisory Fees Paid, Amount		$ 632,933
Investment Company, Portfolio Turnover		155.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$150,759,000	Portfolio Turnover Rate*	155%
# of Portfolio Holdings	51	Advisory Fees Paid	$632,933
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	27.9%
Consumer Discretionary	26.6%
Materials	13.1%
Energy	9.6%
Utilities	8.0%
Consumer Staples	8.0%
Information Technology	3.9%
Real Estate	1.9%
Investments Purchased with Proceeds from Securities Lending	1.8%
Cash & Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Rio Tinto Ltd.	2.4%
Fortescue Ltd.	2.4%
Rexel SA	2.3%
SSAB AB - Class B	2.2%
SKF AB - Class B	2.2%
easyJet PLC	2.1%
Aurizon Holdings Ltd.	2.1%
Cie de Saint-Gobain SA	2.1%
Yamazaki Baking Co. Ltd.	2.1%
Fortum Oyj	2.1%

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	49.8%
France	10.0%
Australia	8.9%
United Kingdom	7.9%
Sweden	6.5%
Italy	6.1%
Finland	4.0%
Singapore	2.0%
China	1.9%
Portugal	1.9%
United States	1.9%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/ival or by calling (215) 330-4476.
Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as the Fund’s sub-adviser.

C000143788 [Member]
Shareholder Report [Line Items]
Fund Name		Alpha Architect U.S. Quantitative Momentum ETF
Class Name		Alpha Architect U.S. Quantitative Momentum ETF
Trading Symbol		QMOM
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Alpha Architect U.S. Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/. You can also request this information by contacting us at (215) 330-4476.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://funds.alphaarchitect.com/qmom
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$40	0.32%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.32%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 49.97% (NAV) for the Period vs. 35.20% for the Solactive GBS United States 1000 Index. During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward higher momentum stocks contributed positively to returns relative to the benchmark.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year		Since Inception (11/9/2022)
Alpha Architect U.S. Quantitative Momentum ETF - NAV	49.97%	17.03%	11.67%
Solactive GBS United States 1000 Index	35.20%	15.06%	13.24%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/qmom for more recent performance information.

Performance Inception Date		Nov. 09, 2022
Net Assets	$ 252,563,718	$ 252,563,718
Holdings Count | holding	51	51
Advisory Fees Paid, Amount		$ 625,008
Investment Company, Portfolio Turnover		363.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$252,563,718	Portfolio Turnover Rate*	363%
# of Portfolio Holdings	51	Advisory Fees Paid	$625,008
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	27.0%
Consumer Discretionary	17.7%
Industrials	16.1%
Information Technology	13.9%
Utilities	7.3%
Health Care	5.9%
Communication Services	4.2%
Consumer Staples	3.9%
Materials	2.1%
Energy	1.6%
Cash & Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Vistra Corp.	2.7%
Constellation Energy Corp.	2.5%
Zeta Global Holdings Corp. - Class A	2.2%
Fair Isaac Corp.	2.2%
Carpenter Technology Corp.	2.1%
Blue Owl Capital, Inc. - Class A	2.1%
EMCOR Group, Inc.	2.1%
Meta Platforms, Inc. - Class A	2.1%
Natera, Inc.	2.1%
Trane Technologies PLC	2.1%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/qmom or by calling (215) 330-4476.
Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as the Fund’s sub-adviser.

C000143789 [Member]
Shareholder Report [Line Items]
Fund Name		Alpha Architect International Quantitative Momentum ETF
Class Name		Alpha Architect International Quantitative Momentum ETF
Trading Symbol		IMOM
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Alpha Architect International Quantitative Momentum ETF (the “Fund”) for the period of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/. You can also request this information by contacting us at (215) 330-4476.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://funds.alphaarchitect.com/imom
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$46	0.42%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.42%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 21.01% (NAV) for the Period vs. 24.68% for the Solactive GBS Developed Markets ex-North America Large Index. During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward higher momentum stocks contributed negatively to returns relative to the benchmark.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	Since Inception (12/22/2015)
Alpha Architect International Quantitative Momentum ETF - NAV	21.01%	4.65%	3.32%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index	24.68%	8.12%	7.20%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/ for more recent performance information.

Performance Inception Date		Dec. 22, 2015
Net Assets	$ 82,652,321	$ 82,652,321
Holdings Count | holding	51	51
Advisory Fees Paid, Amount		$ 332,566
Investment Company, Portfolio Turnover		219.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$82,652,321	Portfolio Turnover Rate*	219%
# of Portfolio Holdings	51	Advisory Fees Paid	$332,566
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	31.8%
Industrials	19.7%
Information Technology	15.7%
Health Care	8.4%
Communication Services	6.2%
Materials	6.2%
Consumer Discretionary	5.9%
Consumer Staples	2.1%
Energy	1.9%
Real Estate	1.3%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Commerzbank AG	2.5%
Telix Pharmaceuticals Ltd.	2.4%
Pro Medicus Ltd.	2.4%
Sea Ltd. - ADR	2.3%
IHI Corp.	2.2%
Rolls-Royce Holdings PLC	2.2%
3i Group PLC	2.1%
Marks & Spencer Group PLC	2.1%
Deutsche Bank AG	2.1%
Asics Corp.	2.1%

COUNTRY WEIGHTING (as a % of Net Assets)
Japan	27.0%
Italy	9.9%
Australia	8.7%
Germany	8.4%
United Kingdom	8.4%
Sweden	7.8%
Denmark	5.7%
Switzerland	4.1%
Austria	3.3%
Singapore	2.3%
Israel	2.0%
Spain	2.0%
Ireland	2.0%
Belgium	1.9%
Norway	1.9%
Portugal	1.9%
Netherlands	1.9%
United States	0.2%

Material Fund Change Expenses [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/imom or by calling (215) 330-4476.
Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as the Fund’s sub-adviser.

C000183146 [Member]
Shareholder Report [Line Items]
Fund Name		Alpha Architect Value Momentum Trend ETF
Class Name		Alpha Architect Value Momentum Trend ETF
Trading Symbol		VMOT
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Alpha Architect Value Momentum Trend ETF (the “Fund”) for the period of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/. You can also request this information by contacting us at (215) 330-4476.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://funds.alphaarchitect.com/vmot
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$36	0.32%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.32%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 23.05% (NAV) for the Period vs. 32.22% for the Solactive GBS Global Markets Large & Mid Cap Index. During the Period, markets reacted positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy, with larger-cap stocks leading performance. The Fund’s tilt toward (1) deeper value stocks as measured by EBIT/TEV, (2) higher momentum ex-U.S. stocks, (3) use of trend-following, and (4) relative value-momentum weighting detracted from returns relative to the benchmark, while exposure to higher momentum U.S. stocks contributed positively.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	Since Inception (5/2/2017)
Alpha Architect Value Momentum Trend ETF - NAV	23.05%	4.22%	2.26%
Solactive GBS Global Markets Large & Mid Cap Index	32.22%	12.66%	11.24%
35% Solactive GBS United States 1000 Index/35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index/30% Solactive 1-3 month U.S. T-Bill Index	22.25%	9.12%	8.05%
Solactive GBS United States 1000 Index	35.20%	15.06%	13.70%
Solactive GBS Developed Markets ex North America Large & Mid Cap Index	24.68%	8.12%	6.74%
Solactive 1-3 month U.S. T-Bill Index	5.51%	2.34%	2.15%

The Solactive GBS Global Markets Large & Mid Cap Index is provided as a broad measure of market performance. The 35% Solactive GBS United States 1000 Index/35% Solactive GBS Developed Markets ex North America Large & Mid Cap Index/30% Solactive 1-3 month U.S. T-Bill Index is provided as a measure of the Fund’s investment strategy and universe.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/vmot for more recent performance information.

Performance Inception Date		May 02, 2017
Net Assets	$ 21,787,725	$ 21,787,725
Holdings Count | holding	5	5
Advisory Fees Paid, Amount		$ 128,537
Investment Company, Portfolio Turnover		33.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$21,787,725	Advisory Fees	$128,537
# of Portfolio Holdings	5	Fees Waived and/or Expenses Reimbursed	(37,970)
Portfolio Turnover Rate*	33%	Net Advisory Fees Paid	$90,567
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	99.6%
Investments Purchased with Proceeds from Securities Lending	10.8%
Cash & Cash Equivalents	0.4%

TOP HOLDINGS (as a % of Net Assets)
Alpha Architect US Quantitative Momentum ETF	35.6%
Alpha Architect US Quantitative Value ETF	29.9%
Alpha Architect International Quantitative Momentum ETF	19.5%
Alpha Architect International Quantitative Value ETF	14.6%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/vmot or by calling (215) 330-4476.
Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as the Fund’s sub-adviser.

C000238196 [Member]
Shareholder Report [Line Items]
Fund Name		Alpha Architect High Inflation and Deflation ETF
Class Name		Alpha Architect High Inflation and Deflation ETF
Trading Symbol		HIDE
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Alpha Architect High Inflation and Deflation ETF (the “Fund”) for the period of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://funds.alphaarchitect.com/hide
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$24	0.24%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 3.91% (NAV) for the Period vs. 11.25% for the Solactive US Aggregate Bond Index. During the Period, bond markets responded positively to strong corporate earnings, resilient economic conditions, and Federal Reserve policy. Bond markets also benefited from falling yields in the fiscal year. However, the Fund’s use of trend-following on REITs, bonds, and commodities contributed negatively to returns relative to the benchmark.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	Since Inception (11/16/2022)
Alpha Architect High Inflation and Deflation ETF - NAV	3.91%	2.45%
Solactive US Aggregate Bond Index	11.25%	5.22%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/hide for more recent performance information.

Performance Inception Date		Nov. 16, 2022
Net Assets	$ 30,270,823	$ 30,270,823
Holdings Count | holding	4	4
Advisory Fees Paid, Amount		$ 62,674
Investment Company, Portfolio Turnover		267.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$30,270,823	Advisory Fees	$62,674
# of Portfolio Holdings	4	Fees Waived and/or Expenses Reimbursed	(10,289)
Portfolio Turnover Rate*	267%	Net Advisory Fees Paid	$52,385
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Exchange Traded Funds	75.8%
U.S. Treasury Bills	23.7%
Cash & Cash Equivalents	0.3%

TOP HOLDINGS (as a % of Net Assets)
Schwab Intermediate-Term U.S. Treasury ETF	51.2%
Vanguard Real Estate ETF	24.6%
United States Treasury Bill 5.13%, 10/03/2024	23.6%

C000238588 [Member]
Shareholder Report [Line Items]
Fund Name		Alpha Architect Tail Risk ETF
Class Name		Alpha Architect Tail Risk ETF
Trading Symbol		CAOS
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Alpha Architect Tail Risk ETF (the “Fund”) for the period of October 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://funds.alphaarchitect.com/caos
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$55	0.53%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
As a tail risk fund, CAOS is designed to hedge against significant market downturns by using derivatives—primarily far-out-of-the-money put options on the S&P 500 Index—to protect portfolios during extreme market events. These far-out-of-the-money put options generally require periods of sharp market decline with an increase in implied volatility to gain value. If there is no such event, these options lose their value over time. To combat this erosion in value, the Fund employs two additional strategies in an effort to maintain its long volatility exposure while offering patient investors an opportunity for positive return during these sometimes long interim periods.
During the fiscal year, the equity market climbed higher, reducing the need for downside protection. The Fund trades short put spreads, which benefits the Fund should the market go higher. These put spreads involve selling a high strike put to gain market exposure, generally to the S&P 500 Index, and the purchase of a lower strike put on the same asset to limit any sizeable losses from the higher strike put. The maximum gain from this trade is the net premium collected at the outset of the trade, while the loss is equal to the difference in the strikes of the two put options less the initial net premium collected. This trade should benefit when the market climbs higher and was helpful to the Fund’s performance.
By the summer of 2024, growing concerns about a potential economic slowdown, coupled with speculation around possible rate cuts from the Federal Reserve, led to a modest increase in market volatility. The uptick in volatility towards the end of the fiscal year highlighted the potential of the Fund’s tail risk strategy. However, the degree to which the Federal Reserve sought to reduce short-term rates moderated. This delay permitted the Fund’s idle collateral to collect a stable return without equity market or volatility exposure. Similar to the put spread sales, the collateral yield positively contributed to the Fund return.
Overall, we believe the Fund provided valuable tail risk protection while managing hedging costs throughout the year, and it was well-positioned to deliver the intended downside protection as market conditions evolved.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	5 Year	10 Year
Alpha Architect Tail Risk ETF - NAV	6.36%	5.48%	3.23%
S&P 500 Index	36.35%	15.98%	13.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/caos for more recent performance information.

Net Assets	$ 248,524,832	$ 248,524,832
Holdings Count | holding	19	19
Advisory Fees Paid, Amount		$ 1,192,650
Investment Company, Portfolio Turnover		14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$248,524,832	Advisory Fees	$1,192,650
# of Portfolio Holdings	19	Fees Waived and/or Expenses Reimbursed	(186,924)
Portfolio Turnover Rate*	14%	Net Advisory Fees Paid	$1,005,726
*Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of Net Assets)
Purchased Options	117.0%
Exchange Traded Funds	11.7%
Written Options	(29.2)%
Cash & Cash Equivalents	0.5%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/caos or by calling (215) 330-4476.
Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as a sub-adviser to the Fund.

C000237974 [Member]
Shareholder Report [Line Items]
Fund Name	Alpha Architect 1-3 Month Box ETF
Class Name	Alpha Architect 1-3 Month Box ETF
Trading Symbol	BOXX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alpha Architect 1-3 Month Box ETF (the “Fund”) for the period of November 1, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at https://funds.alphaarchitect.com/. You can also request this information by contacting us at (215) 330-4476.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://funds.alphaarchitect.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.1949%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.1949%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund benefited from the low-volatility environment and expectations for future rate cuts. The Fund primarily uses a strategy centered on derivatives, specifically box spreads utilizing options, such as those linked to the S&P 500.
•Stable Interest Rates: For much of the fiscal year, short-term interest rates remained stable, as the Federal Reserve maintained its interest rate policy after a period of aggressive tightening. This environment provided a consistent backdrop for the Fund’s box spread strategy, which aims to provide investment results that, before fees and expenses, equal or exceed the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market.
•Increased Market Optimism in Mid-2024: By the summer of 2024, market sentiment shifted as expectations for rate cuts grew due to signs of economic slowing and inflation moderation. The Fund’s strategy benefited from the calm market environment as volatility remained low. This allowed the Fund to achieve modest positive returns without being impacted by the more pronounced shifts in longer-duration fixed-income securities.
•Derivatives Liquidity: Throughout the year, the liquidity of the options market, in which the Fund’s box spreads are executed, remained robust. This allowed the Fund to operate efficiently without major disruptions.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	1 Year	Since Inception (12/27/2022)
Alpha Architect 1-3 Month Box ETF - NAV	5.40%	5.14%
Solactive US Aggregate Bond Index	11.25%	5.48%
Solactive 1-3 Month US T-Bill Index	5.51%	5.28%

The Solactive US Aggregate Bond Index is provided as a broad measure of market performance. The Solactive 1-3 Month US T-Bill Index is provided as a measure of the Fund’s investment objective and strategy.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://funds.alphaarchitect.com/boxx for more recent performance information.

Performance Inception Date		Dec. 27, 2022
Net Assets	$ 3,968,953,465	$ 3,968,953,465
Holdings Count | holding	33	33
Advisory Fees Paid, Amount	$ 8,116,529
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$3,968,953,465	Advisory Fees	$8,116,529
# of Portfolio Holdings	33	Fees Waived and/or Expenses Reimbursed	(4,110,676)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$4,005,853
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

ASSET CLASSES (as a % of net assets)
Purchased Options	158.5%
Written Options	(58.5)%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at funds.alphaarchitect.com/boxx or by calling (215) 330-4476.
•Effective June 21, 2024, the Fund’s Board of Trustees approved Alpha Architect, LLC to serve as a sub-adviser to the Fund.
•The Fund revised its principal investment strategies to reflect, among other things, its use of options on broad-based diversified assets such as the SPDR® S&P 500® ETF Trust for substantially all of the Fund’s holdings. The Fund also added “Tax Risk” as a principal investment risk.
•Effective November 12, 2024, the Adviser reduced the Fund’s management fee from 0.3949% to 0.2449%.